Debt and Warrant Liabilities - Purchase order loans and invoice factoring arrangements with Seaport (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Seaport Group SIBS, LLC
Debt and Warrant Liabilities
Total PO loan from Seaport	$ 1,777,400	$ 1,777,400
Interest paid to Seaport	177,740
Total amount in exchange for PO loan	1,955,140
Payment to Seaport	(410,780)	288,165
Ending balance	1,544,360	1,666,975
Seaport purchase order loan
Debt and Warrant Liabilities
Total invoices sold to Seaport	364,780	364,780
Total cash received from Seaport	350,000	350,000
Total factoring amount	$ 14,780	14,780
Payment to Seaport		$ 288,165